FINANCIAL INSTRUMENTS - Schedule of Sensitivity of Level 3 Valuations (Details) £ in Millions	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Interest rate spreads | Minimum | Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	(0.0050)	(0.0050)
Interest rate spreads | Maximum | Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	0.0050	0.0050
Interest rate volatility | Minimum | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	0.13	0.33
Interest rate volatility | Maximum | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	1.68	0.60
Interest rate volatility | Favourable changes | Option pricing model | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	£ 0	£ 0
Interest rate volatility | Unfavourable changes | Option pricing model | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	£ 0	£ 0
Housing Price Index | Minimum | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	(0.01)	(0.01)
Housing Price Index | Maximum | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	0.01	0.01
Housing Price Index | Favourable changes | Market values – property valuation | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	£ 19	£ 24
Housing Price Index | Unfavourable changes | Market values – property valuation | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	(18)	(22)
Financial assets at fair value through profit or loss | Favourable changes
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity investments	2	0
Financial assets at fair value through profit or loss | Unfavourable changes
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity investments	£ (2)	£ 0
Financial assets at fair value through profit or loss | Interest rate spreads | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets		(0.0050)
Financial assets at fair value through profit or loss | Interest rate spreads | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets	0.0050	0.0106
Financial assets at fair value through profit or loss | Interest rate spreads | Favourable changes | Discounted cash flows
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	£ 32	£ 47
Financial assets at fair value through profit or loss | Interest rate spreads | Favourable changes | Discounted cash flows | Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss	1	1
Financial assets at fair value through profit or loss | Interest rate spreads | Unfavourable changes | Discounted cash flows
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	(30)	(45)
Financial assets at fair value through profit or loss | Interest rate spreads | Unfavourable changes | Discounted cash flows | Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss	(1)	(1)
Financial assets at fair value through other comprehensive income | Favourable changes
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity investments	0	0
Financial assets at fair value through other comprehensive income | Favourable changes | Lead manager or broker quote/consensus pricing
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	4	4
Financial assets at fair value through other comprehensive income | Unfavourable changes
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity investments	0	0
Financial assets at fair value through other comprehensive income | Unfavourable changes | Lead manager or broker quote/consensus pricing
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	£ (4)	£ (4)
Derivative assets | Interest rate volatility | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	0.31	0.13
Derivative assets | Interest rate volatility | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	0.59	1.28
Derivative assets | Interest rate volatility | Favourable changes | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	£ 0	£ 0
Derivative assets | Interest rate volatility | Unfavourable changes | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	0	0
Cost or valuation | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	207	319
Cost or valuation | Level 3 | Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial liabilities carried at fair value	240	364
Cost or valuation | Interest rate volatility | Option pricing model | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	31	48
Cost or valuation | Housing Price Index | Market values – property valuation | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	176	271
Cost or valuation | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity investments	4	0
Financial assets at fair value through profit or loss	399	1,511
Cost or valuation | Financial assets at fair value through profit or loss | Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial assets carried at fair value	471	1,590
Cost or valuation | Financial assets at fair value through profit or loss | Interest rate spreads | Discounted cash flows
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	395	1,511
Cost or valuation | Financial assets at fair value through profit or loss | Interest rate spreads | Discounted cash flows | Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss	33	45
Cost or valuation | Financial assets at fair value through other comprehensive income
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity investments	1	0
Financial assets at fair value through other comprehensive income	56	65
Cost or valuation | Financial assets at fair value through other comprehensive income | Lead manager or broker quote/consensus pricing
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	55	65
Cost or valuation | Derivative assets | Interest rate volatility | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	£ 16	£ 14